Income Taxes: - Components of Loss Before Income Taxes (Details) - USD ($)	3 Months Ended			6 Months Ended			10 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 26, 2021	Jun. 27, 2020	Jun. 30, 2021	Jun. 26, 2021	Jun. 27, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 26, 2020	Dec. 31, 2019	Dec. 28, 2019	Dec. 29, 2018
Loss before taxes	$ (30,799,160)			$ (20,079,161)			$ 0	$ (28,890,395)		$ 0
Hman Group holdings Inc and subsidiaries
United States based operations									$ (30,083,000)		$ (101,197,000)	$ (53,254,000)
Non-United States based operations									(3,855,000)		(7,559,000)	(14,317,000)
Loss before taxes		$ (1,957,000)	$ (5,932,000)		$ (17,580,000)	$ (24,973,000)			$ (33,938,000)		$ (108,756,000)	$ (67,571,000)